Investment Portfolioas of July 31, 2023 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 97.8%
Australia 2.7%
AMP Ltd.	854,202	648,357
Charter Hall Long Wale REIT	355,659	981,863
Nickel Industries Ltd.	1,407,204	779,806
Orora Ltd.	652,166	1,572,635
Southern Cross Media Group Ltd.	693,335	437,770
Syrah Resources Ltd.*	487,500	229,218
(Cost $6,012,074)		4,649,649
Belgium 0.2%
Euronav NV (Cost $172,044)	20,374	333,554
Canada 0.6%
Quebecor, Inc. "B" (Cost $478,754)	42,102	1,030,639
Denmark 0.3%
Topdanmark AS (Cost $610,884)	10,831	491,258
Finland 0.6%
Tokmanni Group Corp. (Cost $719,816)	61,069	942,721
France 2.5%
Alten SA	13,943	2,008,274
Maisons du Monde SA 144A	67,157	704,425
Vallourec SA*	116,860	1,523,863
(Cost $4,158,505)		4,236,562
Germany 3.2%
AIXTRON SE	82,504	3,272,932
Jumia Technologies AG (ADR)* (a)	116,754	570,927
MorphoSys AG*	29,276	855,261
United Internet AG (Registered)	44,579	667,579
(Cost $3,544,443)		5,366,699
Ireland 0.9%
Dalata Hotel Group PLC* (Cost $1,843,675)	343,977	1,609,253
Italy 3.0%
Buzzi SpA	124,157	3,527,435
Moncler SpA	22,066	1,594,471
(Cost $3,382,224)		5,121,906
Japan 5.9%
BML, Inc.	21,900	462,584
JTOWER, Inc.*	12,900	657,400
Kusuri no Aoki Holdings Co., Ltd.	32,160	1,844,173
Nankai Electric Railway Co., Ltd.	35,500	752,096
Nippon Paper Industries Co., Ltd.*	175,800	1,706,532

Optorun Co., Ltd.	60,000	993,217
Sawai Group Holdings Co., Ltd.	21,100	525,776
Tsurumi Manufacturing Co., Ltd.	24,400	443,356
UT Group Co., Ltd.*	82,770	1,668,025
Zenkoku Hosho Co., Ltd.	26,100	915,284
(Cost $7,416,935)		9,968,443
Jersey 0.1%
Novocure Ltd.* (Cost $383,451)	5,912	192,968
Korea 4.4%
Advanced Nano Products Co., Ltd.	14,916	1,923,815
Grand Korea Leisure Co., Ltd.*	48,583	526,746
Hanmi Semiconductor Co., Ltd.	64,184	2,442,179
Seah Besteel Holdings Corp.	117,448	2,589,173
(Cost $4,573,838)		7,481,913
Malta 0.6%
Kindred Group PLC (Cost $706,011)	85,695	1,029,831
Norway 0.5%
Hexagon Composites ASA*	226,954	678,955
Hexagon Purus ASA*	77,894	159,092
(Cost $815,590)		838,047
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $692,751)	244,473	667,963
Puerto Rico 0.7%
Popular, Inc. (Cost $1,225,067)	16,283	1,181,332
Singapore 0.6%
Kulicke & Soffa Industries, Inc. (Cost $807,873)	17,644	1,056,523
Spain 0.5%
Fluidra SA (Cost $650,991)	40,893	904,633
Sweden 1.3%
Cibus Nordic Real Estate AB	92,868	1,043,689
Dometic Group AB 144A	59,888	445,928
Ratos AB "B"	193,047	641,143
(Cost $3,003,776)		2,130,760
Switzerland 2.7%
Julius Baer Group Ltd.	26,806	1,893,526
OC Oerlikon Corp. AG (Registered)	121,176	657,815
Siegfried Holding AG (Registered)	2,231	1,968,642
(Cost $4,231,035)		4,519,983
United Kingdom 9.1%
Abcam PLC (ADR)*	50,708	1,188,596
B&M European Value Retail SA	270,717	1,921,953
Clarkson PLC	20,800	744,753
Computacenter PLC	57,969	1,632,215
Drax Group PLC	202,959	1,575,306
Dunelm Group PLC	39,688	585,736

Genus PLC	12,128	382,886
Greggs PLC	53,283	1,888,675
RS GROUP PLC	148,168	1,491,927
Saga PLC* (a)	290,178	461,776
Softcat PLC	61,041	1,175,054
TechnipFMC PLC*	124,154	2,276,984
(Cost $12,140,460)		15,325,861
United States 57.0%
Adeia, Inc.	43,900	527,678
Affiliated Managers Group, Inc.	11,752	1,629,297
Alcoa Corp.	37,782	1,367,331
Americold Realty Trust, Inc. (REIT)	55,686	1,805,340
Amneal Pharmaceuticals, Inc.*	175,157	560,502
Apple Hospitality REIT, Inc. (REIT)	47,123	730,407
ArcBest Corp.	13,756	1,600,098
Armada Hoffler Properties, Inc. (REIT)	42,191	524,012
Atkore, Inc.*	12,503	1,983,851
Avis Budget Group, Inc.*	7,671	1,689,845
Bank OZK	19,310	844,426
Beam Global* (a)	50,668	581,669
Benchmark Electronics, Inc.	57,293	1,518,837
Bluebird Bio, Inc.* (a)	361,197	1,419,504
Bridgebio Pharma, Inc.*	61,761	2,162,253
Builders FirstSource, Inc.*	26,853	3,878,379
Bumble, Inc. "A"*	48,345	895,349
Casey's General Stores, Inc.	13,646	3,447,798
Chord Energy Corp.	5,913	927,395
Clearway Energy, Inc. "A"	22,610	557,789
CNX Resources Corp.*	65,574	1,337,710
CommScope Holding Co., Inc.*	98,074	441,333
Delek U.S. Holdings, Inc.	67,362	1,858,518
Ducommun, Inc.*	38,961	1,953,505
Easterly Government Properties, Inc. "A", (REIT)	48,992	723,122
Eastern Bankshares, Inc.	85,027	1,200,581
EastGroup Properties, Inc. (REIT)	5,599	992,031
Envestnet, Inc.*	25,590	1,586,068
Essential Properties Realty Trust, Inc. (REIT)	19,555	480,075
Exact Sciences Corp.*	12,064	1,176,723
First Financial Bankshares, Inc.	9,796	319,252
Four Corners Property Trust, Inc. (REIT)	75,838	1,994,539
Hersha Hospitality Trust "A", (REIT)	49,049	307,047
Hillenbrand, Inc.	39,165	2,034,230
Jefferies Financial Group, Inc.	82,233	3,025,352
Kite Realty Group Trust (REIT)	35,508	812,423
Kohl's Corp.	23,599	671,392
Ladder Capital Corp. "A", (REIT)	58,386	641,662
Lamb Weston Holdings, Inc.	10,416	1,079,410
Lazard Ltd. "A"	28,602	1,003,930
Lumentum Holdings, Inc.*	23,292	1,219,569
Madison Square Garden Sports Corp.	11,095	2,360,461
Modine Manufacturing Co.*	48,529	1,822,749
ModivCare, Inc.*	15,929	696,722
Molina Healthcare, Inc.*	4,568	1,390,910
NanoString Technologies, Inc.*	171,254	815,169
New Jersey Resources Corp.	23,014	1,028,726
Option Care Health, Inc.*	65,375	2,208,368
Outset Medical, Inc.*	16,622	342,081

Pacira BioSciences, Inc.*	2,358	85,713
Physicians Realty Trust (REIT)	80,551	1,187,322
Reinsurance Group of America, Inc.	5,244	735,995
RPT Realty (REIT)	57,412	624,068
Rush Enterprises, Inc. "A"	54,794	3,544,076
Sana Biotechnology, Inc.*	189,495	1,110,441
SentinelOne, Inc. "A"*	94,124	1,569,047
Skillsoft Corp.*	296,825	391,809
SkyWest, Inc.*	45,919	2,019,977
South State Corp.	32,964	2,560,314
Spectrum Brands Holdings, Inc.	13,630	1,068,728
Stride, Inc.*	19,091	729,467
Synovus Financial Corp.	69,646	2,360,999
Taylor Morrison Home Corp.*	58,111	2,813,735
Teladoc Health, Inc.*	28,740	855,590
Thermon Group Holdings, Inc.*	106,986	2,953,884
TopBuild Corp.*	12,840	3,517,261
Unum Group	9,630	468,114
Vitesse Energy, Inc.	9,678	243,795
Xperi, Inc.*	29,210	383,235
YETI Holdings, Inc.*	40,276	1,715,758
Zions Bancorp. NA	34,197	1,308,035
(Cost $69,322,971)		96,422,781
Total Common Stocks (Cost $126,893,168)		165,503,279

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (b) (c) (Cost $1,043,350)	1,043,350	1,043,350

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 5.28% (b) (Cost $2,924,051)	2,924,051	2,924,051

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $130,860,569)	100.1	169,470,680
Other Assets and Liabilities, Net	(0.1)	(209,949)
Net Assets	100.0	169,260,731
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (b) (c)
3,583,178	—	2,539,828 (d)	—	—	108,499	—	1,043,350	1,043,350
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 5.28% (b)
1,874,440	17,297,439	16,247,828	—	—	49,558	—	2,924,051	2,924,051
5,457,618	17,297,439	18,787,656	—	—	158,057	—	3,967,401	3,967,401

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2023 amounted to $985,442, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At July 31, 2023 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	30,131,975	18%
Consumer Discretionary	23,091,028	14%
Financials	22,330,633	14%
Information Technology	19,826,161	12%
Health Care	18,400,689	11%
Materials	13,695,945	8%
Real Estate	12,205,938	7%
Energy	8,501,819	5%
Consumer Staples	7,440,109	5%
Communication Services	6,049,198	4%
Utilities	3,829,784	2%
Total	165,503,279	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,649,649	$—	$—	$4,649,649
Belgium	333,554	—	—	333,554
Canada	1,030,639	—	—	1,030,639
Denmark	491,258	—	—	491,258
Finland	942,721	—	—	942,721
France	4,236,562	—	—	4,236,562
Germany	5,366,699	—	—	5,366,699
Ireland	1,609,253	—	—	1,609,253
Italy	5,121,906	—	—	5,121,906
Japan	9,968,443	—	—	9,968,443
Jersey	192,968	—	—	192,968
Korea	7,481,913	—	—	7,481,913
Malta	1,029,831	—	—	1,029,831
Norway	838,047	—	—	838,047
Portugal	667,963	—	—	667,963
Puerto Rico	1,181,332	—	—	1,181,332
Singapore	1,056,523	—	—	1,056,523
Spain	904,633	—	—	904,633
Sweden	2,130,760	—	—	2,130,760
Switzerland	4,519,983	—	—	4,519,983
United Kingdom	15,325,861	—	—	15,325,861
United States	96,422,781	—	—	96,422,781
Short-Term Investments (a)	3,967,401	—	—	3,967,401
Total	$169,470,680	$—	$—	$169,470,680

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGSCF-PH3
R-080548-2 (1/25)